Commitments and contingencies - Associates - Cerro Verde (Details) - Sociedad Minera Cerro Verde S.A.A.	Jun. 23, 2004
Minimum
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales	1.00%
Maximum
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales	3.00%
New guarantee contract
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales	1.00%
New guarantee contract | Minimum
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales	1.00%
New guarantee contract | Maximum
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales	12.00%